Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Non-cancelable operating lease, description	The Company leases office space under non-cancelable operating lease agreements, which end at various dates in 2024 and 2025.
Weighted average remaining lease term	4 years 4 months 28 days
Weighted average discount rate	4.37%
Operating lease costs	$ 373,022	$ 385,126	$ 387,459
Short term lease costs	52,246	27,490	16,123
Measurement of operating lease liabilities	$ 402,730	$ 396,569	$ 313,120